Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Accumulated other comprehensive income (loss)	Retained Earnings	Treasury Stock	Excel Maritime Carriers Ltd. Stockholders' Equity	Non-controlling interests
Balance at beginning of the period at Dec. 31, 2008	$ 1,053,398	$ 461	$ 944,207	$ (74)	$ 94,063	$ (189)	$ 1,038,468	$ 14,930
Shares Issued, Beginning Balance at Dec. 31, 2008		46,226,018
Net Income (loss)	339,628				339,782		339,782	(154)
Issuance of common stock, value	90,130	318	89,812				90,130
Issuance of common stock, shares		31,714,286
Issuance of restricted stock and stock-based compensation expense, value	19,847	20	19,827				19,847
Issuance of restricted stock and stock-based compensation expense, shares		1,975,601
Joint venture de-consolidation	0
Non controlling interest contributions	3,328							3,328
Transfer/exchange of ownership interests	(20,048)		(7,240)				(7,240)	(12,808)
Actuarial gains (losses)	(11)			(11)			(11)
Balance at the end of period at Dec. 31, 2009	1,486,272	799	1,046,606	(85)	433,845	(189)	1,480,976	5,296
Shares Issued, Ending Balance at Dec. 31, 2009		79,915,905
Net Income (loss)	258,826				257,829		257,829	997
Issuance of common stock, value	4,933	32	4,901				4,933
Issuance of common stock, shares		3,241,680
Issuance of restricted stock and stock-based compensation expense, value	9,647	20	9,627				9,647
Issuance of restricted stock and stock-based compensation expense, shares		1,969,940
Joint venture de-consolidation	0
Non controlling interest contributions	4,174							4,174
Unrealized interest rate swap gains/(losses)	285			285			285
Actuarial gains (losses)	11			11			11
Balance at the end of period at Dec. 31, 2010	1,764,148	851	1,061,134	211	691,674	(189)	1,753,681	10,467
Shares Issued, Ending Balance at Dec. 31, 2010		85,127,525
Net Income (loss)	(210,395)				(211,593)		(211,593)	1,198
Issuance of restricted stock and stock-based compensation expense, value	10,169	40	10,129				10,169
Issuance of restricted stock and stock-based compensation expense, shares		4,049,611
Cancellation of shares		(36,960)
Joint venture de-consolidation	(83)							(83)
Non controlling interest contributions	0
Unrealized interest rate swap gains/(losses)	(3,521)			(3,521)			(3,521)
Actuarial gains (losses)	246			246			246
Balance at the end of period at Dec. 31, 2011	$ 1,560,564	$ 891	$ 1,071,263	$ (3,064)	$ 480,081	$ (189)	$ 1,548,982	$ 11,582
Shares Issued, Ending Balance at Dec. 31, 2011		89,140,176